COMMITMENTS AND CONTINGENCIES, Litigation, Environmental, Other Purchase Contracts and Other (Details)	3 Months Ended	5 Months Ended
	Jun. 30, 2019 USD ($)	Mar. 31, 2020 USD ($) Facility	Jan. 08, 2019 USD ($)
Commitments and Contingencies [Abstract]
Site contingency, number of locations | Facility		3
Sikorsky Lawsuit
Commitments and Contingencies [Abstract]
Deposits			$ 11,700,000
Huntington Lawsuit
Commitments and Contingencies [Abstract]
Loss contingency, damages sought value		$ 2,500,000
Counterclaim, damages sought value	$ 100,000
Other Commitments
Commitments and Contingencies [Abstract]
Other purchase obligations		$ 39,800,000